ACQUISITION OF BUSINESSES - Unidas Locadora S.A. (“Unidas”) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Oct. 01, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenues			$ 57,545	$ 46,587	$ 37,635
Profit (loss)			(355)	(2,153)	(580)
Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Revenues			$ 34,946	$ 29,988	$ 22,580
Unidas Locadora S.A. | Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Goodwill	$ 98
Property, plant and equipment	664
Other net liabilities	36
Acquisition-related costs	$ 1
Revenues		$ 105
Profit (loss)		$ 2
Brookfield Business Partners L.P. and Institutional Investors | Unidas Locadora S.A. | Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 726